Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events

18. Subsequent events

On January 29, 2020, the Company took delivery of a 2002-built, 6,422 TEU containership for a purchase price of $13,000 (see note 4).

On February 21, 2020, the Company took delivery of a further 2002-built, 6,422 TEU containership, for a purchase price of $13,000 (see note 4).

Subsequent to the year end, DVB’s outstanding credit facility that matured on December 31, 2020, was fully refinanced through the utilization of Tranche B of the $268,000 Syndicated Senior Secured Credit Facility (see note 11d) and an additional facility of $9,000 that the Company entered on February 26, 2020, with an international bank and secured by Maira, Nikolas and Newyorker.

On February 10, 2020, the Company completed an optional redemption of $46,000 aggregate principal amount of its 2022 Notes at a redemption price of $48,271 (representing 104.938% of the aggregate principal amount) plus accrued and unpaid interest.

After the year end and up to March 31, 2020, the Company in connection with the At Market Issuance Sales Agreements (see notes 11b and 15) has received net proceeds of $4,013 from the issuance of Series B Preferred Shares and an $18,844 from the offer and sale of new issued issuance of 2024 Notes.

On March 5, 2020, a dividend of $0.546875 per Series B Preferred Share was announced for the first quarter 2020.

In March 2020, pending disposal, the Company agreed to a short term charter to commence April 4, 2020, for GSL Matisse, at a confidential rate.

COVID-19 Outbreak: The outbreak of the novel coronavirus (COVID-19) that originated in China in December 2019 and that, as of the date of this report, has spread to most developed nations of the world has resulted in the implementation of numerous actions taken by governments and governmental agencies in an attempt to control or mitigate the spread of the virus. These measures have resulted in a significant reduction in global economic activity and uncertainty in the global financial markets. When these measures and the resulting economic impact will end and what the long-term impact of such measures is on the global economy cannot be known at this time. A significant reduction in manufacturing and other economic activities has and will continue to have a material and adverse impact on the global production and supply of the goods that our customers transport on our vessels. The scale and duration, as well as the impact, of these factors, while currently uncertain, could have a material and adverse impact on our earnings, cash flows and financial condition for 2020. Accordingly, an estimate of the impact cannot be made at this time.